Note 11 - Segment Information (Details) - EBITDA Reconciliation - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Feb. 09, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EBITDA Reconciliation [Abstract]
Adjusted EBITDA										$ 253,509	$ 190,674	$ 336,712
Interest expense, net										(9,840)	(6,550)	(4,996)
Income tax expense										(45,679)	(41,313)	(95,079)
Depreciation and amortization										(108,145)	(74,703)	(46,912)
Gain (loss) on disposal of assets										17	(527)	(692)
Transaction costs										(20,159)	(306)	(833)
Legal settlement	$ (5,900)											(5,850)
Insurance settlement										(880)
Inventory write-down											(870)
Net income		$ 22,311	$ 23,816	$ 11,108	$ 11,588	$ 7,290	$ 13,125	$ 20,847	$ 25,143	$ 68,823	$ 66,405	$ 182,350